Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current tax provision
Net operating loss carry forwards for both federal and state purpose	$ 53,300,000	$ 42,700,000
Operating loss carryforwards, expiration dates	through 2034
Deferred tax assets unrealized value	$ 0